UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended:September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    KOKUSAI Asset Management Co., Ltd.
Address: 3-1-1, Marunouchi Chiyoda-ku
         Tokyo, Japan 100-0005

13F File Number: 28-13569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Keiichiro Goda
Title:   Senior Manager
Phone:   +81-3-5221-6268

Signature, Place and Date of Signing:

/s/Keiichiro Goda,   Tokyo,  October 28  2010

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         34

Form 13F Information Table Value Total: $167,797(thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed , other than the manager filing this report.


No.       13F File Number          Name
01        28-13582                 Mitsubishi UFJ Financial Group, Inc.
02        28-13570                 Mitsubishi UFJ Securities Holdings Co., Ltd.


	                   FORM 13F INFORMATION TABLE
                              	                	         	VALUE   	SHARES/ 	SH/  	PUT/	INVSTMT	OTHER       	VOTING AUTHORITY
NAME  OF  ISSUER              	TITLE  OF  CLASS	CUSIP    	(X$1000)	PRN  AMT	PRN	CALL	DSCRETN	MANAGERS    	SOLE    	SHARED  	NONE
------------------------------	----------------	---------	--------	--------	---	----	-------	------------	--------	--------	--------
ACCENTURE PLC IRELAND         	SHS CLASS A     	G1151C101	6620	155800  	SH 	    	DEFINED	01      02   	155800  	0       	0
AFLAC INC                     	COM             	001055102	4809	93000   	SH 	    	DEFINED	01      02    	93000   	0       	0
ALTRIA GROUP INC              	COM             	02209S103	14112	587500  	SH 	    	DEFINED	01      02    	587500  	0       	0
AMERICAN ELEC PWR INC         	COM             	025537101	6078	167764  	SH 	    	DEFINED	01      02    	167764  	0       	0
COMCAST CORP                  	NEW CL A        	20030N101	7550	417600  	SH 	    	DEFINED	01      02    	417600  	0       	0
CRANE CO                      	COM             	224399105	277	7300    	SH 	    	DEFINED	01      02    	7300    	0       	0
CSX CORP                      	COM             	126408103	631	11400   	SH 	    	DEFINED	01      02    	11400   	0       	0
EXELON CORP                   	COM             	30161N101	5774	135600  	SH 	    	DEFINED	01      02    	135600  	0       	0
FIRSTENERGY CORP              	COM             	337932107	3831	99400   	SH 	    	DEFINED	01      02    	99400   	0       	0
FORTUNE BRANDS INC            	COM             	349631101	5573	113200   	SH 	    	DEFINED	01      02    	113200   	0       	0
GENERAL DYNAMICS CORP         	COM             	369550108	5464	87000   	SH 	    	DEFINED	01      02    	87000   	0       	0
GOLDMAN SACHS GROUP INC       	COM             	38141G104	4959	34300   	SH 	    	DEFINED	01      02    	34300   	0       	0
HARBIN ELECTRIC INC           	COM             	41145W109	181	10100   	SH 	    	DEFINED	01      02   	10100   	0       	0
HDFC BANK LTD                 	ADR REPS 3 SHS  	40415F101	857	4700    	SH 	    	DEFINED	01      02    	4700    	0       	0
HOLLYSYS AUTOMATION TECHNOLO  	SHS             	G45667105	786	70200   	SH 	    	DEFINED	01      02    	70200   	0       	0
INFOSYS TECHNOLOGIES LTD      	SPONSORED ADR   	456788108	2511	37300   	SH 	    	DEFINED	01      02    	37300   	0       	0
INTEL CORP                    	COM             	458140100	5811	302190  	SH 	    	DEFINED	01      02    	302190  	0       	0
JPMORGAN CHASE & CO           	COM             	46625H100	7521	197568  	SH 	    	DEFINED	01      02    	197568  	0       	0
KRAFT FOODS INC               	CL A            	50075N104	7360	238500  	SH 	    	DEFINED	01      02    	238500  	0       	0
LOWES COS INC                 	COM             	548661107	7708	345800  	SH 	    	DEFINED	01      02    	345800  	0       	0
MARATHON OIL CORP             	COM             	565849106	4240	128100  	SH 	    	DEFINED	01      02    	128100  	0       	0
MERCK & CO INC                	COM             	58933Y105	8289	225192  	SH 	    	DEFINED	01      02    	225192  	0       	0
MICROSOFT CORP                	COM             	594918104	10368	423347  	SH 	    	DEFINED	01      02    	423347  	0       	0
NORFOLK SOUTHERN CORP         	COM             	655844108	601	10100   	SH 	    	DEFINED	01      02    	10100   	0       	0
PEPCO HOLDINGS INC            	COM             	713291102	5636	303030   	SH 	    	DEFINED	01      02    	303030   	0       	0
PFIZER INC                    	COM             	717081103	9617	560100   	SH 	    	DEFINED	01      02    	560100   	0       	0
PHILIP MORRIS INTL INC        	COM             	718172109	6235	111300  	SH 	    	DEFINED	01      02    	111300  	0       	0
PITNEY BOWES INC              	COM             	724479100	7087	331500   	SH 	    	DEFINED	01      02    	331500   	0       	0
RAYTHEON CO                   	COM             	755111507	3483	76200   	SH 	    	DEFINED	01      02    	76200   	0       	0
REPUBLIC SVCS INC             	COM             	760759100	6912	226700  	SH 	    	DEFINED	01      02    	226700  	0       	0
SYSCO CORP                    	COM             	871829107	5702	199918  	SH 	    	DEFINED	01      02    	199918  	0       	0
UNION PAC CORP                	COM             	907818108	573	7000    	SH 	    	DEFINED	01      02    	7000    	0       	0
WABTEC CORP                   	COM             	929740108	268	5600    	SH 	    	DEFINED	01      02    	5600    	0       	0
WOODWARD GOVERNOR CO        	COM             	980745103	363	11200    	SH 	    	DEFINED	01      02    	11200    	0       	0